Cash and cash equivalents and short-term investments	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents and short-term investments
Cash and cash equivalents and short-term investments

8.          Cash and cash equivalents and short-term investments

	December 31,	December 31,
	2022	2021
Cash equivalents and bank deposits in foreign currency (i)	12,057	15,722
Cash and cash equivalents (i)	35,130	59,865
	47,187	75,587

Short-term investments (ii)	26,389	253,042
(i)	Cash equivalents are comprised of short-term deposits with a maturity of three months or less, which are subject to an insignificant risk of changes in value, readily convertible into cash.
(ii)	Short-term investments correspond to financial investments in Investment Funds, with highly rated financial institutions. As of December 31, 2022, the average interest on these Investment Funds is 10.50% p.a., corresponding to 84.80% of CDI (December 31, 2021 - 4.42% p.a. –111.11% of CDI). Despite the fact that these investments have high liquidity and have insignificant risk of changes in value, they do not qualify as cash equivalents given the nature of the investment portfolio and their maturity. Due to the short-term nature of these investments, their carrying amount is the same as their fair value.